Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The following table details property and equipment, less accumulated depreciation (in thousands):

	March 31, 2025	December 31, 2024
Computers	$463	$449
Furniture and fixtures	122	121
Improvements	186	186
Vehicles and equipment	43	50
Total property and equipment	814	806
Less: accumulated depreciation	(683)	(641)
Net property and equipment	$131	$165

The following table details property and equipment, less accumulated depreciation (dollars in thousands):

	December 31,
	2024	2023
Computers and equipment	$288	$276
Furniture and fixtures	135	152
Improvements	186	171
Total property and equipment	609	599
Less: accumulated depreciation	(444)	(293)
Net property and equipment	$165	$306